Provisions and contingent liabilities - Additional information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 21, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2017
Disclosure of contingent liabilities [line items]
Unused provision reversed, other provisions		R$ 28,612
Decrease through provision for tax matters reversed, escrow deposits	R$ 621,009
IPIContingency		194,508	R$ 185,388
Legal Proceedings Related To Icms		1,357,445	1,380,424
ICMS credits		94,640	149,061
Reversal of alleged non-payment		154,914	196,693
Reversal of inventory differences		279,448	282,254
Reversal of conditioned fruition of fiscal incentive		191,549	193,912
Offset claims and credit dis-allowances		2,049,421	1,394,010
Amortization of goodwill paid on acquisition of subsidiary		266,619	251,789
Surcharge on non-essential products		223,691	271,518
Adjustment On Escrow Deposits		R$ 45,336	62,217	R$ 26,969
Subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Surcharge rate on non-essential products		2.00%
Cia Ultragaz [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities for civil, environmental and regulatory claims		R$ 187,460	113,756
Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Disclosure of contingent liabilities [line items]
Provision for indemnities		174,408	168,567
Provision for indemnities related to labor claims		95,274	92,823
Provision for indemnities related to civil claims		26,074	17,584
Provision for indemnities related to tax claims		53,060	58,160
Discontinued operations | Extrafarma [member]
Disclosure of contingent liabilities [line items]
Provision for indemnities		32,400	35,074
Provision for indemnities related to labor claims		12,074	16,259
Provision for indemnities related to civil claims		7,007	6,420
Provision for indemnities related to tax claims		13,319	12,395
Chevron and subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Liability provisions		36,146	29,022
Contingent liabilities for labor matters		3,545	3,020
Contingent liabilities for tax assessments on sales		32,380	25,777
Chevron and subsidiary IPP [member] | Subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Liability provisions		R$ 89,952	R$ 95,905		R$ 198,900